Note 19 - Loss on Sale of Vessels - Sale of Vessels (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
M/T Stenaweco Energy [Member]
Selling Price (Gross)	$ 25,150
M/T Stenaweco Evolution [Member]
Selling Price (Gross)	26,150
MT Eco Fleet [Member]
Selling Price (Gross)	21,000
M/T Eco Revolution [Member]
Selling Price (Gross)	23,000
M/T SW Excellence [Member]
Selling Price (Gross)	27,008
M/T Stenaweco Elegance [Member]
Selling Price (Gross)	33,500
M/T Eco Palm Desert [Member]
Selling Price (Gross)	34,800
M/T Eco California [Member]
Selling Price (Gross)	30,600
M/T Eco Bel Air [Member]
Selling Price (Gross)	50,830
M/T Eco Beverly Hills [Member]
Selling Price (Gross)	50,830
Vessels [Member]
Selling Price (Gross)	$ 322,868